Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Nov. 05, 2015	Mar. 31, 2017 USD ($) Customer	Mar. 31, 2017 USD ($) Customer $ / shares shares	Mar. 31, 2016 USD ($) Customer $ / shares shares	Mar. 31, 2015 USD ($) Customer $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Goodwill			$ 300,000
Share consolidation ratio	0.1667
Realized gains or losses on investments			0
Aggregate fair value of investments		$ 47,800,000	$ 47,800,000
Estimated life recognized for deferred revenue			5 years
Number of customers representing more than 10% of accounts receivable | Customer		0	0	0
Number of customers representing more than 10% of revenue | Customer			0	0	0
Bad debt expenses			$ 87,000	$ 91,000	$ 133,000
Annual goodwill impairment test date		January 1st of each year
Capitalized costs			0	0	0
Advertising expenses incurred			11,500,000	5,600,000	$ 3,700,000
Uncertain tax positions impact to net tax provision		$ 0	$ 0	$ 0
Outstanding liability awards | shares			0	0
Weighted average fair value of options granted to employees | $ / shares			$ 8.65	$ 4.69	$ 4.02
Non Employees [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of share-based awards issued to non-employees | shares			0		0
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Investment maturity period			2 years
Maximum [Member] | Corporate Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Investment maturity period			10 months
Maximum [Member] | Non-U.S. Government Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Investment maturity period			12 months
Maximum [Member] | U.S. Treasury Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Investment maturity period			1 month
Minimum [Member] | Corporate Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Investment maturity period			1 month
Minimum [Member] | Non-U.S. Government Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Investment maturity period			5 months